Summary of Significant Accounting Policies (Details) - Schedule of the Class A Ordinary Shares Reflected in the Balance Sheets - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)
	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Class A Ordinary Shares Reflected in the Balance Sheets [Line Items]
Beginning balance	$ 13,434,219	$ 13,260,262	$ 24,276,178	$ 24,276,178	$ 229,692,494	$ 202,000,000
Less:
Redemptions					(211,918,105)
Less:
Proceeds allocated to Public Warrants						(1,250,000)
Issuance costs allocated to Class A ordinary shares						(1,556,250)
Plus:
Proceeds from over-allotment warrants						750,000
Proceeds from over-allotment units less cash underwriting discount						24,500,000
Initial accretion of Class A ordinary shares from issuance of over-allotment warrants						2,806,250
Remeasurement of carrying value to redemption value					6,501,789	2,442,494
Ending balance	$ 13,613,477	$ 13,434,219	$ 13,260,262	$ 13,613,477	$ 24,276,178	$ 229,692,494